Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Other Current Assets [Abstract]
Other tax receivables	$ 13.1	$ 8.0
Client rechargeables	6.8	5.0
VAT receivable	4.6	10.5
Deferred financing fee	0.5	0.5
Right of use lease asset	0.3	0.4
Other receivables	5.5	3.6
Total	$ 30.8	$ 28.0